17. PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS	12 Months Ended
Dec. 31, 2018
Provision For Tax Social Security Labor Civil And Environmental Risks And Judicial Deposits
PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS

Claims of different nature are being challenged at the appropriate courts. Details of the accrued amounts and related judicial deposits are as follows:

			Consolidated
	Accrued liabilities		Judicial deposits
	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Tax	118,490	113,451	46,321	52,542
Social security	70,084	74,522	50,898	50,098
Labor	362,228	451,173	214,625	202,104
Civil	210,264	148,212	22,024	22,752
Environmental	31,390	37,733	1,900	1,826
Deposit of a guarantee			12,182	10,029
	792,456	825,091	347,950	339,351

Classification
Current	106,503	105,958
Non-current	685,953	719,133	347,950	339,351
	792,456	825,091	347,950	339,351

The changes in the provision for tax, social security, labor, civil and environmental risks in the year ended December 31, 2018 were as follows:

					Consolidated
					Current + Non-current
Nature	12/31/2017	Additions	Net update on amount	Net utilization of reversal	12/31/2018
Tax	113,451	17,941	12,081	(24,983)	118,490
Social security	74,522	2,348	1,996	(8,782)	70,084
Labor	451,173	29,250	55,344	(173,539)	362,228
Civil	148,212	14,921	56,092	(8,961)	210,264
Environmental	37,733	31	6,021	(12,395)	31,390
	825,091	64,491	131,534	(228,660)	792,456

The provision for tax, social security, labor, civil and environmental liabilities was estimated by management and is mainly based on the legal counsel’s assessment and only proceedings for which the risk is classified as probable loss are accrued. Additionally, this provision includes tax liabilities resulting from lawsuits filed by the Company, subject to SELIC (Central Bank’s policy rate).

Tax lawsuits

The main tax lawsuits assessed by the outside legal counsel as probable losses which CSN or its subsidiaries are parties are as follows: (i) Municipal tax assessments (ISS) incident in lease contracts; (ii) Tax Forfeiture to collect ICMS reported but not paid; (iii) Consignment action for payment of social security contributions; (iv) collection of income tax and social contribution for the offset of nonexistent tax credits.

Labor lawsuits

As of December 31, 2018, the Group is a defendant in 7,665 labor lawsuits. Most of the claims relate to subsidiary and/or joint liability, salary equalization, health hazard premiums and hazardous duty premiums, overtime pay, health care plan, indemnity claims resulting from alleged occupational diseases or on-the-job accidents, breaks between working hours, and differences in profit sharing from 1997 to 1999 and from 2000 to 2003.

During the year ended December 31, 2018 there were addition or write-off movements in labor lawsuits arising from the definite conclusion and the constant revision of the Company’s accounting estimates related to the provision for contingencies that take into consideration the different nature of the claims made, as required by the Company’s accounting policies.

Civil lawsuits

Among the civil lawsuits in which the Company is a defendant are claims for compensation. Generally, these lawsuits result from on-the-job accidents, occupational diseases and contractual litigation related to the industrial activities of the Group, real estate actions, healthcare plan.

Environmental lawsuits

The environmental administrative/judicial proceedings filed against the Company include mainly administrative proceedings for alleged environmental irregularities and the regularization of environmental permits; at the judicial level, the Company is a party to actions collecting the fines imposed for such alleged environmental irregularities and public civil actions claiming regularization coupled with compensation, in most cases claiming environmental recovery. In general, these proceedings arise from alleged impacts to the environment related to the Company’s industrial activities.

The environmental processes present high complexity for estimating the value at risk, should be taken into consideration, among various aspects, procedural development, the extent of damage and the projection of repairing costs.

There are other environmental processes for which it is not yet possible to assess the risk and contingency value due to the aforementioned complexity in estimation, the peculiarities of the matters involving them and also their procedural steps. The main processes of environmental nature are listed below:

·	In 2010, CSN signed a Term for Undertaking (“Termos de Ajustamento de Conduta” or “TAC”) with the State of Rio de Janeiro to study and make investments to update environmental control equipment at the steel plant UPV. In the TAC it was initially estimated investments in the amount of R$216 million, increased to R$260 million after the cost of projects was determined more precisely. In 2013 we signed an addendum to the TAC in order to enlighten certain issues, as well as to include further obligations established by the State Environmental Institute (“Instituto Estadual do Ambiente” or “INEA”), which resulted in additional investments of R$165 million, already made. The TAC signed in 2010 expired in 2015 and CSN, the State of Rio de Janeiro and INEA signed a new TAC in April 2016, which determined new investments amounting to R$178.5 million to adopt measures of adequacy at UPV, the payment of environmental fines of R$16 million and the amount of R$6.1 million as a compensatory measure to be applied in environmental programs in Volta Redonda. UPV was authorized to fully operate during the period the TAC 03/2016 is in force by the environmental authorization nº IN034283 (“Autorização Ambiental de Funcionamento” or “AAF”).

Within the context of the TAC 03/2016, upon the expiration of the environmental authorization, a renewal of the authorization was issued in 12/07/2017 by the Deliberation CECA/CFL nº 6.141 (“AA”) under nº IN042958, published in the Diário Oficial of the state of Rio de Janeiro (“DO”) in 12/08/2017, page 13, allowing the full operation of UPV for 180 days which will expire on June 20, 2018, which, by the Deliberation CECA nº. 6,189 dated 06/19/2018, published in the DO of 06/20/2018, extended for 90 days the period of validity of AA to operate the UPV, that is, until September 20, 2018.

During this period, the Company continued discussions with the Environmental Authorities of the State of Rio de Janeiro with a view to the consensual solution to the environmental issues of the plant, and on September 19, 2018, it was published in the Diário Oficial of the State of Rio de Janeiro (“DO”) by the deliberation CECA/CLF nº 6,216 of 09/18/2018, authorizing the conclusion of a new TAC between the Company and the State of Rio de Janeiro - through the Secretary of State for the Environment (“Secretaria do Estado do Meio Ambiente” or “SEA”), INEA and the State Commission of Environmental Control (“Comissão Estadual de Controle Ambiental” or “ECSC”), thereby maintaining the full operation of UPV. In parallel, INEA issued the Environmental Authorization for Operation ("AAF") nº. IN 002019, valid until October 2024, whose purpose is to authorize the regular operation of the UPV during compliance with TAC 07/2018.

This new TAC 07/2018 contemplates investments of approximately R$ 303 million in environmental projects and actions in the region up to August 2024 and represents a commitment of the Company to the sustainability of its activities, with the communities of Volta Redonda and the region, as well as with the generation of value to its shareholders, employees and other stakeholders.

·	In July 2012, the Public Ministry of the State of Rio de Janeiro, (“Ministério Público do Estado do Rio de Janeiro” or “MPE/RJ”) and the Public Federal Ministry (“Ministério Público Federal” or “MPF”) filed a separate public civil action in the state and Federal Courts alleging, in existence of supposed contaminated area in the Condominium Volta Grande IV. In view of the conflict of jurisdiction to judge actions, the Superior Court of Justice (“Superior Tribunal de Justica” or “STJ”) declared the jurisdiction of the Federal Court to prosecute and judge such actions. In brief, the MPF maintains that the company should (i) remove wastings left in industrial landfill areas in the city of Volta Redonda and (ii) transfer 750 residences of the Volta Grande IV condominium, also in the city of Volta Redonda. These requirements were denied by the Court, which determined the presentation of a schedule to investigate the area and, if necessary, to remediate the potential issues raised by the MPF. The aforementioned schedule was presented and all the surveys performed during the investigation including the risk assessment and intervention plan were concluded in April 30, 2014. Also, there are actions initiated by owners of the residential condominium mentioned above to be reimbursed for material and moral damages, not yet judged.

·	In January 2014, it was distributed an Annulment Action with the purpose of declaring the nullity of an Assessment Notice issued by INEA for the alleged contamination of the soil and groundwater in the Volta Grande IV Condominium. The penalty was a simple fine, in the amount of R$ 35 million. The request for the preliminary suspension of the chargeability of the debt was not assessed, which is why INEA filed a Tax Enforcement Action. Declared connection between actions. An application for suspension of the procedure was filed until the conclusion of the investigation in the ACP Volta Grande IV.

·	With regards to other supposedly contaminated areas in Volta Redonda, the Public Ministry initiated three public civil actions claiming for environmental remediation and indemnification related to certain areas denominated Marcia I, II, III and IV, Wandir I and II and Reciclam. Regarding the latter, the definition from the responsible part to produce evidences still depends. These claims are at initial stage and we are currently performing environmental studies that will determine the extent of possible environmental damages related to soil contamination, as well as the action plan to fulfill with the legislation in force. As soon as the studies are concluded, they will be presented and added to the pleadings.

·	In 2015, the Public Federal Ministry initiated a public civil action against us claiming for the adequacy and regularization for the emission of particles from the UPV and the stoppage of its operations. In accordance with CONAMA Resolution n. º 436/2011, we have to adjust the emission of particles to match to the current legal standards required by December 2018, which should be compatible with the schedule of actions and measures foreseen in TAC 07/2018.

·	In 2016, we were mentioned in public civil action proposed by the Public Federal Ministry and the Public Ministry of the State of Rio de Janeiro in relation to a supposedly irregular waste deposit in the landfill area named "Aterro Panco". The claimings are for the recovery of degraded areas, compensation for damages to fauna and flora and to human health, as well as indemnification for material and moral damages caused to the environment. Due to the nature of this action and to the current stage of the pleading, this action is still considered as inestimable.

·	In 2004, the Public Federal Ministry initiated a public civil action against us for a supposedly environmental contamination and pollution of the Paraíba do Sul river supposedly caused by our industrial activities of UPV. The second federal regional court maintained the condemnation previously given and reinforced the obligation of the Company to compensate eventual environmental damages. We appealed to the Superior Court of Justice (STJ), which accepted the appeal and determined the pleading to return to the previous stage to resume the process.

·	A civil investigation is ongoing to assess (i) the environmental requisites to our project in the city of Arcos (cement plant); (ii) monitoring and mitigation of the environmental impacts of our productive activities; (iii) conformity of the conditions our our environmental licenses, including the creation of a museum in Corumbá ecological station and the establishment of a Private Reserve of the Natural Heritage; and (iv) measures for preservation of the cultural heritage and adoption of compensatory measures. In February 2011 a Term of Undertaking was signed (“TAC”) to assure the fulfillment of the obligations raised by the Public Ministry. The Ministerial Board has issued a clearance certificate to the major part of the TAC, except for two pending items that still remain open.

·	In 2009 and 2010, we signed Judicial Agreements (“TAJ”) with the Public Federal Ministry to recover environmental liabilities caused by our coal mining activities in the Southeast of Santa Catarina until the 90’s. The environmental liabilities reached by the TAJ include the restoration of certain degraded areas. In March 2018, the parties renegotiated a new agreement, with the extension of the construction schedule until 2030, which was legally approved on 06/06/18, and is in compliance by the Company.

·	In July 2018, the Company and Harsco Metals ("Harsco"), a contracted company, were named in a new public civil action jointly filed by the Federal Public Ministry and the Public Prosecutor's Office of the State of Rio de Janeiro, due to the irregular deposit of waste (steel slag) in the area called "Patio Volta Grande". The decision issued established a certain limitation in the monthly dispatch of the slag to the said yard, reduction of the height of the piles and removal of the excess of the stored material. The Company and Harsco have been looking for alternatives to solve this problem and are working on a plan of action with a feasible schedule, due to the concern with the impacts that can be generated by the abrupt removal of the yard material within the deadline established in the preliminary decision

·	In January 1995, in the Municipality of Volta Redonda/RJ (“MVR”), the ACP was filed claimed to CSN to comply with 26 items of Compensatory Environmental Programs. After the dispute, the parties entered into Transaction (1995), establishing CSN's effective obligations, as well as environmental compensation, ratified in court by judgment. The Municipality of Volta Redonda disagreed about the approved agreement and in 2015 the process of liquidation of unfulfilled obligations was initiated. On December 27, 2018, a new agreement was signed between CSN and the MRV, to put an end to the legal dispute, through reciprocal concessions from the parties, with the MVR expressly waiving the right on which the lawsuit is based and to CSN an additional investment in the amount of R$ 21 million, with 30% of this amount being allocated to services of environmental interest, preservation works, improvement and recovery of the quality of the environment of Volta Redonda.

·	In August 2017, CSN initiated an annulment action against the tax assessment notice that imposed a fine on CSN (R$ 22,038,856.09 – updated until January/19), for alleged pollution of the water of the Paraíba do Sul River, with discharge of effluent from the ETE of Blast Furnace # 2, due to accident occurred on 11/27/2010. The enforceability of the fine is suspended by virtue of an injunction granted in a writ of mandamus until final decision of the appeal phase that discusses the guarantee offered to the court (suitable guarantee) for the grant of guardianship. In relation to the mining activities matters, due to the accident involving a Brazilian mining company in November 2015, the State of Minas Gerais initiated several civil investigations based on the inventory of tailing dams of the State released in 2014. Those procedures have the scope of ascertaining those structures that do not have technical stability guaranteed by an external auditor or whose stability has not been attested due to a lack of documents or technical data

·	In March 2016 we were mentioned in a public civil action proposed by the State of Minas Gerais and by the State Environmental Foundation (“Fundação Ambiental do Estado” or “FEAM”) questioning the stability of the structure of our tailing dam known as “BAIA 4” – a small structure built within the industrial area and used to collect particles generated during the process of ore filtration. That process was filed before the defense takes place due to out-of-date information. CSN was able to prove that BAIA 4 structure was steady which led to the filing of the action, by the author himself. In August 2016, we were mentioned in a similar public civil action in relation to the dam structure known as “Dique do Engenho” (Engenho dam). We presented the documentation to the State authorities to prove the stability and safety of the Engenho dam. We expect this action be filed, for the same reasons as previous one.

·	Other administrative and judicial proceedings

The table below shows a summary of the carrying amounts of the main legal matters with possible risk of loss and the amounts on December 31, 2018 and 2017.

	12/31/2018	12/31/2017
Income tax / Social contribution - Assessment Notice and imposition of fine (AIIM) - Capital gain for an alleged sale of the shares of its subsidiary NAMISA.	11,812,071	11,073,961

Assessment Notice and Imposition of fine (AIIM) - Income tax/ Social contribution - gloss of goodwill deductions generated by the reverse merger of Big Jump by NAMISA	3,722,888	2,623,179

Assessment Notice and Imposition of fine (AIIM) - Income tax/ Social contribution - gloss of interest on prepayment arising from supply contracts of iron ore and port services	2,165,088	2,500,606

Notices of violation and imposition of fine - Income taxes and social contribution due to profits from foreign subsidiaries (years 2008,2010 and 2011) (1)	1,891,149	1,858,640

Tax foreclosures - ICMS - Electricity credits	974,479	920,306

Installment MP 470 - Insufficient impairment of tax loss and negative basis (1)		704,739

Offset of taxes that were not approved by the Federal Revenue Service - IRPJ/CSLL, PIS/COFINS e IPI	1,481,382	1,685,648

Disallowance of the ICMS credits - Transfer of iron ore	529,607	499,006

ICMS - Refers to the transfer of imported raw material at an amount lower than the price disclosed in the import documentation	294,527	275,233

Disallowance of the tax losses arising on adjustments to the SAPLI	516,583	491,862

Taxes - ICMS - shipment and return of goods for industrialization (2)		816,199

Assessment Notice- Income tax- Capital Gain of CFM vendors located outside	243,007	203,185

CFEM - Divergence on the understanding between CSN and DNPM on the calculation basis	311,582	290,249

Infraction Notice - ICMS - Question on sales to Incentivized Zone	976,438	170,330

Other tax (federal, state, and municipal) lawsuits	3,625,167	3,065,131

Social security lawsuits	287,823	278,600

Law suit applied by Brazilian antitrust authorities (CADE)	101,683	98,189

Other civil lawsuits	922,171	1,111,944

Labor and social security lawsuits	1,537,078	1,569,712

Environmental process - ACP TAC / PAC - Compliance with environmental obligations (3)		216,878

Tax Enforcement Fine Volta Grande IV (4)	75,530	67,620

Others Enviromental lawsuits	144,235	117,858
	31,612,488	30,639,075

(1)	The Contingency was written off as a result of a final favorable decision by CARF, which recognized as certain the use of tax loss carryforwards used in the installment plan established by MP 470.

(2)	Homologation to the Secretary of Finance and General Advocacy of the State of Minas Gerais with the benefits brought in the Tax Regularization Program - "New Regularize", established by Law 22,549 / 2017.

(3)	We reclassified the contingency related to this judicial process (ACP TAC-PAC nº 0000689-17.1995.8.19.0066) to remote, due to the conclusion of an agreement between CSN and the Municipality of Volta Redonda (MVR) on 12/27/2018, which will put an end to the legal dispute, through reciprocal concessions from the parties, and the MVR expressly waives the right on which the action is based and to CSN the additional investment in the amount of R $ 21 million, and 30% services of environmental interest, preservation works, improvement and recovery of the quality of the environment of Volta Redonda

(4)	On April 8, 2013, INEA imposed on CSN a fine of R$ 35 million in respect of the aspects involving the Volta Grande IV condominium, determining that the actions already considered and discussed in the civil suit filed in July 2012. In connection with the application of this fine, an annulment action was distributed, in January 2014, to the 10th Civil Court of the State of Rio de Janeiro, seeking the annulment of the fine and its effects. In parallel, INEA filed a tax enforcement action in order to enforce the amount of the fine imposed. The aforementioned Tax Enforcement action was distributed in May 2014 to the 4th Volta Redonda Active Debt Registry in the State of Rio de Janeiro. Currently, said enforcement action is suspended until the judgment of the annulment action, in order to avoid conflicting decisions.

The assessments made by the legal counsel define these administrative and judicial proceedings as entailing risk of possible loss and, therefore, no provision was recorded in conformity with Management’s judgment and accounting practices adopted in Brazil.